SCHEDULE OF EQUIPMENT AND SOFTWARE NET (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total		$ 4,846,979	$ 4,799,417
Less: accumulated depreciation		(3,511,887)	(2,540,984)
Equipment and software, net	$ 1,236,017	1,335,092	2,258,433
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		202,046	294,889
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Total		245,719	246,796
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total		1,511,974	1,675,670
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Total		2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Total		2,749,180	2,364,832
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Total		37,848	37,848
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Total		9,029	9,044
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total		84,179	84,179
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Total		4,809	4,809
Store Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			$ 79,155